Note 6 - Deferred Consulting Fees: Schedule of Deferred Consulting Fees (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Jan. 05, 2015
Deferred consulting fees	$ 45,833	$ 116,875
Shares Issued to Stan Teeple, Inc.
Deferred Consulting Fees	6,875
Shares Issued to Ken Echevaria
Deferred Consulting Fees	110,000
Total
Deferred Consulting Fees	116,875
Amount Expensed for the Nine Months Ended September 30, 2015
Deferred Consulting Fees	(34,375)
Balance September 30, 2015
Deferred consulting fees	82,500
Current Portion
Deferred consulting fees	(36,667)
Non-current Portion
Deferred consulting fees	$ 45,833